Property, Equipment, Intangible Assets And Leases - Summary of Property and Equipment (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	R$ 99,127	R$ 47,073	R$ 28,665
Additions	72,499	83,149	30,369
Business combination			1,728
Write-offs	(8,463)	(6,625)	(4,351)
Depreciations in the year	(20,699)	(24,470)	(9,338)
Ending balance	142,464	99,127	47,073
Property and equipment	99,127	99,127	47,073
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	131,867	72,208
Ending balance	192,763	131,867	72,208
Property and equipment	192,763	131,867	72,208
Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(32,740)	(25,135)
Ending balance	(50,299)	(32,740)	(25,135)
Property and equipment	(50,299)	(32,740)	(25,135)
Data Processing Systems [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	28,771	13,743	9,679
Additions	15,039	22,319	6,308
Business combination			804
Write-offs	(304)	(40)	(149)
Transfers		31	709
Depreciations in the year	(9,059)	(7,282)	(3,608)
Ending balance	34,447	28,771	13,743
Property and equipment	34,447	28,771	13,743
Data Processing Systems [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	48,023	27,400
Ending balance	62,235	48,023	27,400
Property and equipment	62,235	48,023	27,400
Data Processing Systems [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(19,252)	(13,657)
Ending balance	(27,788)	(19,252)	(13,657)
Property and equipment	(27,788)	(19,252)	(13,657)
Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	21,641	13,261	8,677
Additions	9,942	10,448	6,309
Business combination			412
Write-offs	(2,047)	(924)	(1,690)
Transfers	2,409	2,109	2,181
Depreciations in the year	(4,189)	(3,253)	(2,628)
Ending balance	27,756	21,641	13,261
Property and equipment	27,756	21,641	13,261
Fixtures and fittings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	29,613	19,124
Ending balance	38,086	29,613	19,124
Property and equipment	38,086	29,613	19,124
Fixtures and fittings [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(7,972)	(5,863)
Ending balance	(10,330)	(7,972)	(5,863)
Property and equipment	(10,330)	(7,972)	(5,863)
Security Systems [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,553	4,907	459
Additions	664	376	5,650
Business combination			34
Write-offs		(30)	(9)
Transfers		192
Depreciations in the year	(1,673)	(2,892)	(1,227)
Ending balance	1,544	2,553	4,907
Property and equipment	1,544	2,553	4,907
Security Systems [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,388	6,403
Ending balance	7,716	6,388	6,403
Property and equipment	7,716	6,388	6,403
Security Systems [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(3,835)	(1,496)
Ending balance	(6,172)	(3,835)	(1,496)
Property and equipment	(6,172)	(3,835)	(1,496)
Facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	46,162	15,162	8,789
Additions	22,315	9,930	9,915
Business combination			478
Write-offs	(6,112)	(5,078)	(2,503)
Transfers	22,130	37,191	358
Depreciations in the year	(5,778)	(11,043)	(1,875)
Ending balance	78,717	46,162	15,162
Property and equipment	78,717	46,162	15,162
Facilities [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	47,843	19,281
Ending balance	84,726	47,843	19,281
Property and equipment	84,726	47,843	19,281
Facilities [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,681)	(4,119)
Ending balance	(6,009)	(1,681)	(4,119)
Property and equipment	(6,009)	(1,681)	(4,119)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			1,061
Additions	24,539	40,076	2,187
Write-offs		(553)
Transfers	R$ (24,539)	R$ (39,523)	(3,248)
Property and equipment			R$ 1,061